Note 3 - Revenue	12 Months Ended
Dec. 31, 2025
Analysis of income and expense [abstract]
Revenue

Note 3 — Revenue

Accounting Policies

Revenue represents income from Opera’s ordinary activities and is recognized when control of goods or services is transferred to customers in an amount that reflects the consideration to which Opera expects to be entitled in accordance with IFRS 15. Consideration received in crypto assets is measured at fair value.

Opera generates revenue from advertising, query arrangements, and other services.

Advertising

Advertising revenue is generated from the delivery of advertisements in Opera’s browsers, news products and partner properties. Revenue is recognized when the advertising services are provided in accordance with contractual terms. Revenue from impression-based advertising is recognized when the advertisement is displayed. Revenue from action-based advertising is recognized when the specified user action occurs. Advertising revenue also includes revenue from contracts with customers that is generated based on user activity within Opera’s products and services, except for query activities.

The amount of advertising revenue is net of an estimate for price concessions or discounts associated with any invalid traffic. Such concessions or discounts represent variable consideration. Opera applies the expected-value method, taking into account historical rates of invalid traffic, real-time detection signals, and qualitative factors, and constrains the amount of revenue to the amount that is highly probable not to result in a significant reversal.

For advertising placed on partner properties, Opera acts as the principal as it controls the advertising inventory before it is transferred to the customer. Opera’s control is evidenced by its sole ability to monetize the inventory before it is transferred to its customers and is further supported by Opera being primarily responsible to its customers and having a level of discretion in establishing pricing. As the principal, advertising revenue is reported on a gross basis, that is, the amounts billed to Opera’s customers are recorded as revenue, and amounts paid to the partners are recorded as cost of inventory sold.

Query

Query revenue is generated from traffic referral arrangements with search engine providers, e-commerce platforms, AI platforms and other partners. Revenue is earned when users submit qualifying queries through the combined address and search bar, or when users, with the proactive intent to obtain information, access partner services through other integrated browser features. Query revenue also includes fixed or variable fees received from partners for related customizations and integrations that enable or enhance user access to partner services.

Revenue is recognized when the performance obligation is satisfied, generally upon the occurrence of qualifying traffic referrals or user actions and when consideration is determinable. Revenue-sharing arrangements are recognized based on Opera’s contractual share of partner-generated revenue. Revenue from fixed-fee arrangements is recognized over the service period or upon delivery of specified integrations.

Query revenue includes revenue categorized as “search” in prior periods and non-search query revenue that previously was categorized as advertising revenue. The categorization was updated in 2025 to better reflect the similar nature of these arrangements. Comparative information has been reclassified to conform to the current categorization.

Other Revenue

Revenue from on-demand cloud computing services is recognized based on usage, measured by the number of compute instances provided, and is recognized in the period services are made available to the customer.

Disaggregation of Revenue

The following table presents revenue disaggregated by type (in thousands):

	Year Ended December 31,
	2023	2024	2025
Advertising	$230,980	$290,723	$396,040
Query	162,168	188,997	216,832
Other revenue	3,679	927	1,953
Total revenue	$396,827	$480,648	$614,825

The table below presents revenue by country based on the location of the contracting customer. This may not be indicative of the geographic distribution of revenue-generating activities, as users of Opera’s products and services are located worldwide. In financial statements of prior periods, revenue was attributed based on the location of the customer’s ultimate parent. Comparative information has been reclassified to conform to the current presentation (in thousands):

	Year Ended December 31,
	2023	2024	2025
Ireland	$163,048	$184,875	$211,665
Singapore	61,112	65,133	85,024
United States	34,628	62,714	77,953
Other locations	138,040	167,925	240,183
Total revenue	$396,827	$480,648	$614,825

Revenue from one customer of query and advertising services amounted to more than ten percent of total revenue, as shown below (in thousands):

	Year Ended December 31,
	2023	2024	2025
Customer group 1	$168,428	$193,294	$204,683

Remaining Performance Obligations

Remaining performance obligations represent Opera’s contractual commitments to deliver services to customers that have not yet been fulfilled. The following table shows the amounts of remaining performance obligations under fixed-price long-term contracts, and the expected timing for recognition of revenue relative to the end of the reporting period (in thousands):

	As of December 31,
	2024	2025
In the first year	$10,273	$30,693
In the second year	10,068	10,000
In the third year	10,000	10,000
In the fourth year	10,000	2,500
In the fifth year	2,500	—
Total remaining performance obligations	$42,841	$53,193

Deferred Revenue

Deferred revenue represents short-term advances from customers where the performance obligations are due to be fully satisfied during the next reporting period. The table below shows the movements in the balance of deferred revenue (in thousands):

	Year Ended December 31,
	2024	2025
Deferred revenue as of January 1	$10,272	$5,441
Deferred during the year	5,441	4,499
Recognized as revenue during the year	(10,272)	(5,441)
Deferred revenue as of December 31	$5,441	$4,499